INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other	Total
Gross carrying amount
Balance at January 1, 2021	$2,035	$381	$1,949	$297	$328	$4,990
Additions	165	1	77	—	47	290
Dispositions	—	—	(1)	—	(1)	(2)
Foreign currency translation	(146)	(8)	(21)	—	(16)	(191)
Balances at December 31, 2021	$2,054	$374	$2,004	$297	$358	$5,087
Additions	256	—	114	—	69	439
Acquisitions through business combinations (2)	—	4,185	710	295	27	5,217
Dispositions	(1)	—	—	—	—	(1)
Assets reclassified as held for sale (3)	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(12)	(15)	—	(5)	110
Balance at December 31, 2022	$2,432	$4,407	$2,813	$592	$449	$10,693
Accumulated amortization and impairment
Balance at January 1, 2021	$(181)	$(88)	$(330)	$—	$(26)	$(625)
Amortization and impairment expense	(71)	(30)	(143)	—	(18)	(262)
Dispositions	—	—	2	—	—	2
Foreign currency translation	15	3	5	—	1	24
Balances at December 31, 2021	$(237)	$(115)	$(466)	$—	$(43)	$(861)
Amortization and impairment expense	(96)	(217)	(214)	(11)	(23)	(561)
Dispositions	2	—	—	—	—	2
Assets reclassified as held for sale (3)	10	19	—	—	—	29
Foreign currency translation	(16)	3	5	—	1	(7)
Balance at December 31, 2022	$(337)	$(310)	$(675)	$(11)	$(65)	$(1,398)
Net book value
December 31, 2021	$1,817	$259	$1,538	$297	$315	$4,226
December 31, 2022	$2,095	$4,097	$2,138	$581	$384	$9,295
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(1)Includes indefinite life intangible assets with a carrying value of $297 million (2021: $297 million).
(2)See Note 3 for additional information.
(3)See Note 10 for additional information.
The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2056 at which point the underlying concessions assets will be returned to the various grantors.
The proprietary technology within the company pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the company’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the company’s nuclear technology services operations and dealer software and technology services operations, assessed to have estimated useful lives ranging between 10 – 15 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the company through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisitions of the company’s nuclear technology services operations, and dealer software and technology services operations. The brand names were valued at the date of acquisition using the relief from royalty method. As at December 31, 2022, $297 million of the company’s brand names and trademarks have indefinite useful lives, and the remainder were assessed to have estimated useful lives of up to 20 years.
Customer relationships pertain to strong and continuing relationships with many of the company’s customers which contribute to the revenues and cash flows generated by the company’s respective operations. The company has recognized customer relationships from acquisitions of its nuclear technology services operations, and dealer software and technology services operations. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. A cost replacement approach was used to estimate the cost to recreate the existing customer base at the company’s nuclear technology services operations. The customer relationships acquired were assessed to have estimated useful lives ranging between 15 – 30 years.